Concentrations (Details Narrative)	9 Months Ended		12 Months Ended
	Mar. 31, 2017 Employee	Mar. 31, 2016 Employee	Jun. 30, 2017 Number	Jun. 30, 2016 Number Employee	Jun. 30, 2015 Employee
Cost of Goods Total [Member]
Number of vendor | Number			1	2
Cost of Goods Total [Member] | Vendor 1 [Member]
Concentration risk, percentage			11.00%	28.00%
Cost of Goods Total [Member] | Vendor 2 [Member]
Concentration risk, percentage				14.00%
Acquired Business's Revenues [Member]
Number of vendor | Employee	2	2		2	2
Acquired Business's Revenues [Member] | Vendor 1 [Member]
Concentration risk, percentage	27.00%	31.00%		30.00%	42.00%
Acquired Business's Revenues [Member] | Customer Two [Member]
Concentration risk, percentage	21.00%	12.00%		16.00%	39.00%